Significant Risks and Uncertainties Including Business and Credit Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Significant Risks and Uncertainties Including Business and Credit Concentrations

Note 2	Significant risks and uncertainties including business and credit concentrations

Financial instruments that potentially subject the Company to a concentration of credit risk consist of bank balances, accounts receivable, loan & advance and unbilled revenue. By their nature, all such financial instruments involve risk including credit risk of non-performance by counter parties. In the management’s opinion, as of March 31, 2019 and December 31, 2018, there was no significant risk of loss in the event of non-performance by the counter parties to these financial instruments other than the amounts already provided for in the financial statements.

Accounts receivable are uncollateralized customer obligations due under normal trade terms. The carrying amount of receivables is reduced by a valuation allowance that reflects management’s best estimate of the amounts that will not be collected.

During the years ended three months ended March 31,2019 and March 31,2018, the Company had two and two major customers comprising 91% and 72% of revenues, respectively. A major customer is defined as a customer that represents 10% or greater of total revenues. There was 89% and 87% of accounts receivable for three and three customers as of March 31, 2019 and December 31, 2018 respectively.

The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business.

Note 2	Significant risks and uncertainties including business and credit concentrations

Financial instruments that potentially subject the Company to a concentration of credit risk consist of bank balances, accounts receivable, loan & advance and unbilled revenue. By their nature, all such financial instruments involve risk including credit risk of non-performance by counter parties. In the management's opinion, as of December 31, 2017 and December 31, 2018, there was no significant risk of loss in the event of non-performance by the counter parties to these financial instruments other than the amounts already provided for in the financial statements.

Accounts receivable are uncollateralized customer obligations due under normal trade terms. The carrying amount of receivables is reduced by a valuation allowance that reflects management's best estimate of the amounts that will not be collected.

During the years ended December 31, 2018 and 2017, the Company had two and three major customers comprising 70% and 77% of revenues, respectively. A major customer is defined as a customer that represents 10% or greater of total revenues. There was 87% and 87% of accounts receivable for three and two customers as of December 31, 2018 and 2017, respectively.

The Company does not believe that the risk associated with these customers or vendors will have an adverse effect on the business.